Accounts Payable Trade and Other Accrued Liabilities - Schedule of Accounts Payable Trade and Other Accrued Liabilities (Details) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accounts Payable Trade And Other Accrued Liabilities [Abstract]
Trade accounts payable	$ 4,166,934	$ 7,443,227
Other accounts payable and accrued liabilities	434,377	438,664
Total accounts payable trade and other accrued liabilities	$ 4,601,311	$ 7,881,891